Organization and Business Description (Details)						12 Months Ended
	Nov. 15, 2024 shares	Jan. 26, 2024 shares	Jul. 20, 2022 USD ($)	Jul. 20, 2022 JPY (¥)	Jan. 13, 2022 shares	Mar. 31, 2025 USD ($) shares	Jul. 01, 2023	Jun. 30, 2023	Jan. 04, 2023	Oct. 26, 2022	Jul. 27, 2022
Organization and Business Description [Line Items]
Date of incorporation of entity						Dec. 28, 2006
Offers stock keeping units (in Shares)	625,000	597,015			6,250,000
Total consideration cost | $						$ 2,840,000
Acquisition Under Common Control [Member]
Organization and Business Description [Line Items]
Total consideration cost			$ 2,842,173	¥ 392,673,800
Kaika International Co., Ltd [Member]
Organization and Business Description [Line Items]
Equity interest percentage							100.00%	100.00%
Tokyo Lifestyle Limited [Member]
Organization and Business Description [Line Items]
Equity interest percentage			100.00%	100.00%							100.00%
Reiwatakiya [Member]
Organization and Business Description [Line Items]
Equity interest percentage									40.00%	60.00%
Reiwatakiya [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Equity interest percentage										40.00%
Seas Global Limited [Member]
Organization and Business Description [Line Items]
Equity interest percentage			100.00%	100.00%						60.00%
Tokyo Lifestyle Holding Inc [Member]
Organization and Business Description [Line Items]
Equity interest percentage										60.00%
Tokyo Lifestyle Holding Inc [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Equity interest percentage										40.00%
Beauty products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)						64,800
Health products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)						39,000
Sundry products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)						73,800
Electronic products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)						2,000
Luxury products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)						300
Collectible Cards and Trendy Toys [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)						1,300
Other products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)						20,100